Reconciliation to Form 5500 - Reconciliation of Net Income (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits	$ 10,183,903
Add contributions receivable, beginning of year	1,634,502
Less contributions receivable, end of year	(2,001,596)
Less contributions payable, beginning of year		$ (135,272)
Add excess contributions payable, end of year	29,719
Net income per the Form 5500	$ 9,711,256